Consolidated Statements of Cash Flows - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (115,578)	$ (1,631,793)	$ (1,026,635)	$ (58,256)
Adjustments to reconcile net loss to net Cash used for operating activities:
Change in Fair Value of Warrant Liability		(1,575,000)
Changes in operating assets and liabilities:
Accounts receivable-trade	$ (1,307,730)
Accounts receivable-other	(401,382)
Due from related parties	143,546
Other current assets	(225,708)
Accounts payable-trade	1,322,496
Accrued liabilities	403,112
Customer Deposits	750,000
Prepaid Expenses		48,250	$ (82,016)	$ (5,236)
Accounts Payable and Accrued Expenses		1,990,242	143,593	25,270
Interest - net of interest expense on Trust Account		(13,645)	$ (46,900)	$ (1,821)
Interest withdrawn from Trust Account		$ 60,160
Due to Affiliate			$ 120	$ 1,322
Due from Sponsor		$ (251)
Net cash used for operating activities	568,756	$ (1,122,037)	$ (1,011,838)	$ (38,721)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(126,179)
Purchases of intangible assets	(281,234)
Increase in restricted cash	(1,100,000)
Proceeds deposited in Trust Account				(75,000,000)
Net cash used for investing activities	(1,507,413)			(75,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Distributions	(309,015)
Proceeds from Public Offering				75,000,000
Proceeds from Issuance of Units to Sponsor				3,750,000
Proceeds from Note Payable, Affiliate of Sponsor		$ 440,832		30,000
Principal Payments on Note Payable, Affiliate of Sponsor				$ (30,000)
Proceeds from Note Payable, Sponsor		$ 709,168
Principal Payments on Note Payable, Sponsor				$ (175,000)
Payment of Offering Costs			$ (16,920)	(2,459,089)
Net cash used for financing activities	(309,015)	$ 1,150,000	(16,920)	76,115,911
Net Increase (Decrease) in Cash	(1,247,672)	27,963	(1,028,758)	1,077,190
CASH AND CASH EQUIVALENTS
Cash at the beginning of the period	1,466,019	118,706	1,147,464	70,274
Cash at the end of the period	$ 218,347	1,466,019	118,706	$ 1,147,464
Supplemental Disclosure of Cash Flow Information:
Cash paid for state franchise tax		141,707	$ 5,133
Proceeds from sale of securities into Trust Account		9,646,910
Distribution of proceeds from Trust Account		$ (9,646,910)
Supplemental Disclosure for Non-cash Financing Activities
Adjustment For Warrant Liability In Connection With The Public Offering				$ 5,906,250
Deferred Underwriters' Fee				2,343,750
Accrued Expenses Included in Deferred Offering Costs				$ 16,920